Statements of Comprehensive Loss - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	₪ 1,193	₪ 450	₪ 316
Cost of revenues	(829)	(288)	(258)
Gross profit	364	162	58
Research and development expenses, net	(21,490)	(18,847)	(10,593)
Selling and marketing expenses	(1,591)	(2,431)	(2,399)
General and administrative expenses	(6,492)	(5,149)	(4,422)
Operating loss	(29,209)	(26,265)	(17,356)
Financing expenses	(852)	(228)	(117)
Financing income	5,099	3	3,907
Financing income (expenses), net	4,247	(225)	3,790
Loss for the year	(24,962)	(26,490)	(13,566)
Comprehensive loss for the year	₪ (24,962)	(26,490)	(13,566)
Loss per share attributed to shareholders of company shares, par value NIS 0.01 each
Basic and diluted loss per share:
Basic loss per share (in New Shekels per share)	₪ (1.44)	₪ (3.33)	₪ (2.36)
Weighted average of number of shares used to calculate the basic loss per share (in Shares)	17,300,596	7,960,239	5,739,448
Diluted loss per share (in New Shekels per share)	₪ (1.44)	₪ (3.33)	₪ (2.44)
Weighted average of number of shares used to calculate the diluted loss per share (in Shares)	17,300,596	7,960,239	5,798,294